Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail) - Exchange_Rate	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	17.17	17.9667	20.2683	16.8935